LEASES (Details 2) - Sale and Leaseback Transactions [Member] - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Beginning balance	$ 5,297,965	$ 0
Additions	0	5,666,274
Amortization	(566,625)	(368,309)
End balance	4,731,340	5,297,965
Less Current Portion of Deferred Gain	(566,627)	(566,627)
Deferred Gain on Sale of Assets	$ 4,164,713	$ 4,731,338